FORM N-SAR
                                       ANNUAL REPORT
                            FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending: 12/31/2010

Is this a transition report?                                             (Y/N) N

Is this an amendment to a previous filing?                               (Y/N) N

Those items or sub-items with a box "[X]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.    A.  Registrant Name:       CUNA Mutual Variable Annuity Account

      B.  File Number:           811-08260

      C.  Telephone Number:      (319) 352-1000, ext 3004

2.    A.  Street:                2000 Heritage Way

      B.  City:                  Waverly

      C.  State:                 IA

      D.  Zip Code:              50677      Zip Ext.: 9202

      E.  Foreign Country:       Foreign Postal Code:

3.    Is this the first filing on this form by Registrant?               (Y/N) N

4.    Is this the last filing on this form by Registrant?                (Y/N) N

5.    Is Registrant a small business investment company (SBIC)?          (Y/N) N
      [If answer is "Y" (Yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)?                       (Y/N) Y
      [If answer is "Y" (Yes) complete only items 111 through 132.]

7.    A.  Is Registrant a series or multiple portfolio company?          (Y/N) Y

      B.  How many separate series or portfolios did Registrant have at the end
          of the period?                                                      4

For period ending 12/31/2010   If filing more than one
File number 811-08260          Page 2, "X" box:                              [ ]

      C. List the name and each series of portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SBUMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED THE FORM IS FILED.

                                                                           Is this filing the last
 Series Number                       Series Name                           filing for this series?
----------------   --------------------------------------------------   -----------------------------
      1            MEMBERS Variable Annuity I                                         N

      2            MEMBERS Choice Variable Annuity                                    N

      3            MEMBERS Variable Annuity II                                        N

      4            MEMBERS Variable Annuity III                                       N

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

UNIT INVESTMENT TRUSTS

111.  A.  [X] Depositor Name:

      B.  [X] File Number (If any):

      C.  [X] City:                  State:        Zip Code:            Zip Ext:

          [ ] Foreign Country:                     Foreign Postal Code:

112.  A.  [X] Sponsor Name: C

      B.  [X] File Number (If any):

      C.  [ ] City: Madison          State: WI     Zip Code: 53705      Zip Ext:

          [ ] Foreign Country:                     Foreign Postal Code:

113.  A.  [ ] Trustee Name:

      B.  [ ] City:                  State:        Zip Code:            Zip Ext:

          [ ] Foreign Country:                     Foreign Postal Code:

114.  A.  [X] Principal Underwriter Name:

      B.  [X] File Number:

      C.  [X] City:                  State:        Zip Code:           Zip Ext.:

          [ ] Foreign Country:                     Foreign Postal Code:

115.  A.  [X] Independent Public Accountant Name:

      B.  [X] City:                  State:        Zip Code:           Zip Ext.:

          [ ] Foreign Country:                     Foreign Postal Code:

116.  Family of investment companies information:

      A.  [X] Is Registrant part of a family of investment companies?    (Y/N) N

      B.  [ ] Identify the family in 10 letters:
              (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only).

117. A. [X] Is Registrant a separate account of an insurance company? (Y/N) If answer is "Y" (Yes,) are any of the following types of contracts funded by the Registrant?

      B.  [X]  Variable annuity contracts?                               (Y/N)

      C.  [X]  Scheduled premium variable life contracts?                (Y/N)

      D.  [X]  Flexible premium variable life contracts?                 (Y/N)

      E. [X] Other types of insurance products registered under the Securities Act of 1933

118. [X] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

119. [X] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

120. [X] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)

121. [X] State the number of series for which a current prospectus was in existence at the end of the period

122. [X] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period
                                                                               2

123.  [X] State the total value of the additional units considered in answering
          item 122 ($000's omitted)                                    $ 180,842

124. [ ] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)

125. [X] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
          of units of all series of Registrant ($000's omitted)          $19,243

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
          Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
          series.)  ($000's omitted)                                          $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                Number of          Total Assets            Total Income
                                                 Series              ($000's              Distributions
                                                Investing            omitted)            ($000's omitted)
                                                ---------          ------------          ----------------
A.    U.S. Treasury direct issue                                      $                        $
B.    U.S. Government agency                                          $                        $
C.    State and municipal tax-free                                    $                        $
D.    Public utility debt                                             $                        $
E.    Brokers or dealers debt or debt of
      brokers' or dealers' parent                                     $                        $
F.    All other corporate intermed. & long-term
      debt                                                            $                        $
G.    All other corporate short-term debt                             $                        $
H.    Equity securities of brokers or dealers
      or parents of brokers or dealers                                $                        $
I.    Investment company equity securities                            $                        $
J.    All other equity securities                   4                 $1,893,366               $48,180
K.    Other securities                                                $                        $
L.    Total assets of all series of registrant      4                 $1,893,366               $48,180

128. [X] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
          issuer?                                                        (Y/N)
          [If answer is "N" (No), go to item 131.]

129. [ ] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
          current period?                                                (Y/N)
          [If answer is "N" (No), go to item 131.]

130. [ ] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from
          insurance or guarantees?                                       (Y/N)

131.  [X] Total expenses incurred by all series of Registrant during the
          current reporting period ($000's omitted)                      $22,599

132. [ ] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

      811-_____       811-_____       811-_____       811-_____       811-_____

   This report is signed on behalf of the Registrant (or depositor or trustee)

   City of:     Madison     State of:     Wisconsin     Date: March 4, 2011
                -------                   ---------           -----------------

                               CUNA MUTUAL VARIABLE ANNUITY ACCOUNT (Registrant)
                               By: CUNA Mutual Insurance Society (Depositor)
Witness:

/s/Kerry A. Jung                By: /s/Jeff Post
------------------------------      -------------------
Kerry A. Jung, Lead Attorney               Jeff Post
Witness (Name and Title)                   President and Chief Executive Officer